UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22497

Huntington Strategy Shares

(Exact name of registrant as specified in charter)

2960 North Meridian Street, Suite 300, Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 855-477-3837

Date of fiscal year end: April 30

Date of reporting period: October 31, 2015

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report

OCTOBER 31, 2015

Rev. June 2015

FACTS	WHAT DO THE HUNTINGTON STRATEGY SHARES DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡   Social Security number and income

¡   Account balances and transaction history

¡   Information about your investment goals and risk tolerances

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Huntington Strategy Shares choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Huntington Strategy Shares share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	Yes	Yes
For our affiliates to market to you	Yes	Yes
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

¡   Call toll-free 1-855-477-3837

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice.

However, you can contact us at any time to limit our sharing.

Questions?	Calltoll-free 1-855-477-3837

State Disclosures - In addition to your rights described below and in this notice, you may have other rights under state laws. We will comply with applicable state laws with respect to our information practices.

California and Vermont Customers have other protections under state law. If your primary mailing address is in California or Vermont, we will not share your financial information that we collect except as permitted by law, including, for example, with your consent or to service your account. We will also not use your information for joint marketing purposes. We do not share customer information with third parties except as permitted by law.

Who we are
Who is providing this notice?	Huntington Strategy Shares, a family of exchange-traded funds advised by Huntington Asset Advisors, Inc.

What we do
How do the Huntington Strategy Shares protect my personal information?	We maintain, and require all Fund service providers to maintain policies designed to assure only appropriate access to, and use of information about, our customers. We rely on the Huntington Strategy Shares’ transfer agent to appropriately dispose of our customers’ nonpublic personal information and to protect against its unauthorized access or use when we are no longer required to maintain this information.
How do the Huntington Strategy Shares collect my personal information?

We collect your personal information, for example, when you

¡   Complete an account application or other forms with us

¡   Make a transaction in the Funds

¡   Correspond with us or our service providers—in written form, via telephone or through the Funds’ website

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡   Sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡   Affiliates from using your information to market to you

¡   Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

What happens when I limit sharing for an account I hold jointly with someone else?	For joint accounts, any one of the joint account holders has the right to exercise the option described above. If you are a joint account holder, your decision will also apply to others with whom you jointly hold accounts. If you have more than one consumer account with us, you need only respond once.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

¡   Our affiliates include companies with a Huntington name and financial companies, including Huntington Asset Advisors, Huntington Investment Company and Huntington Asset Services.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

¡   Nonaffiliates we share with can include banks, securities broker-dealers, insurance companies, data processors, software companies, marketing service providers, and state and federal government agencies.

Joint marketing

A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

¡   The Huntington Strategy Shares currently do not have any joint marketing arrangements.

Expense Examples (Unaudited)	October 31, 2015

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense examples below are based on an investment of $1,000 invested at May 1, 2015 and held through the period ended October 31, 2015.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Beginning Account Value 5/1/15	Actual Ending Account Value 10/31/15	Hypothetical Ending Account Value 10/31/15	Actual Expenses Paid During the Period (1)	Total Return	Hypothetical Expenses Paid During the Period (2)(3)	Annualized Net Expense Ratio During the Period
Huntington US Equity Rotation Strategy ETF	$1,000.00	$1,019.80	$1,020.36	$4.82	1.98%	$4.82	0.95%
Huntington EcoLogical Strategy ETF	1,000.00	1,014.50	1,020.36	4.81	1.45%	4.82	0.95%

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).

(2)	Expenses are equal to the average hypothetical account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

(3)	Represents the hypothetical 5% annual return before taxes.

Semi-Annual Shareholder Report

Huntington US Equity Rotation Strategy ETF	October 31, 2015 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Market Value
Consumer Discretionary	9.1%
Consumer Staples	13.4%
Energy	4.0%
Financials	11.5%
Health Care	22.8%
Industrials	7.0%
Information Technology	24.4%
Materials	1.8%
Telecommunication Services	1.0%
Utilities	2.0%
Exchange-Traded Fund	3.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2015, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Market Value

Common Stocks — 94.0%
Consumer Discretionary — 8.8%
36	Advance Auto Parts, Inc.	$7,143
66	Amazon.com, Inc. †	41,309
89	Ascena Retail Group, Inc. †	1,185
60	Bed Bath & Beyond, Inc. †	3,578
90	Best Buy Co., Inc.	3,153
120	Cato Corp., Class A	4,531
156	CBS Corp., Class B	7,257
6	Chipotle Mexican Grill, Inc. †	3,841
504	Comcast Corp., Class A	31,560
18	CST Brands, Inc.	647
72	Discovery Communications, Inc. †	1,981
72	Discovery Communications, Inc., Class A †	2,120
58	Dollar Tree, Inc. †	3,798
36	Expedia, Inc.	4,907
54	Foot Locker, Inc.	3,659
870	Ford Motor Co.	12,885
90	Gap, Inc.	2,450
192	Goodyear Tire & Rubber Co.	6,305
210	H & R Block, Inc.	7,825
78	Harley-Davidson, Inc.	3,857
300	Home Depot, Inc.	37,091
162	Interpublic Group of Cos., Inc.	3,715
114	Johnson Controls, Inc.	5,151
66	L Brands, Inc.	6,335
60	Lennar Corp., Class A	3,004
258	Lowe’s Cos., Inc.	19,048
102	Macy’s, Inc.	5,200
84	Marriott International, Inc., Class A	6,450
174	McDonald’s Corp.	19,532
840	Monarch Casino & Resort, Inc. †	18,430

Shares		Market Value

Common Stocks — (Continued)
Consumer Discretionary — (Continued)
18	Murphy USA, Inc. †	$1,105
84	Netflix, Inc. †	9,104
114	News Corp., Class A	1,756
144	NIKE, Inc., Class B	18,869
744	Office Depot, Inc. †	5,669
30	O’Reilly Automotive, Inc. †	8,288
12	Priceline.com, Inc. †	17,451
108	Ross Stores, Inc.	5,463
288	Starbucks Corp.	18,020
60	Starwood Hotels & Resorts Worldwide, Inc.	4,792
144	Target Corp.	11,114
66	Tempur-Pedic International, Inc. †	5,137
78	Time Warner Cable, Inc.	14,773
204	Time Warner, Inc.	15,369
27	Time, Inc.	502
144	TJX Cos., Inc.	10,539
36	Tractor Supply Co.	3,326
487	Twenty-First Century Fox, Inc., Class A	14,946
72	V.F. Corp.	4,861
126	Viacom, Inc., Class B	6,213
366	Walt Disney Co.	41,629
36	Whirlpool Corp.	5,766
48	Wyndham Worldwide Corp.	3,905
84	Yum! Brands, Inc.	5,956
		512,500
Consumer Staples — 13.0%
1,358	Altria Group, Inc.	82,119
180	Archer-Daniels-Midland Co.	8,219
420	Clorox Co.	51,215

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington US Equity Rotation Strategy ETF	(Unaudited) (Continued)

Shares		Market Value

Common Stocks — (Continued)
Consumer Staples — (Continued)
876	Coca-Cola Co.	$37,099
192	Colgate-Palmolive Co.	12,739
426	Costco Wholesale Corp.	67,358
270	CVS Caremark Corp.	26,671
1,700	Flowers Foods, Inc.	45,900
1,251	Hormel Foods Corp.	84,506
546	J & J Snack Foods Corp.	67,043
54	Keurig Green Mountain, Inc.	2,741
90	Kimberly-Clark Corp.	10,774
60	Lancaster Colony Corp.	6,823
590	McCormick & Co., Inc.	49,548
384	Mondelez International, Inc.	17,725
42	Monster Beverage Corp. †	5,725
312	PepsiCo, Inc.	31,883
438	Procter & Gamble Co.	33,454
1,282	Reynolds American, Inc.	61,946
54	The Estee Lauder Cos., Inc., Class A	4,345
129	The Kraft Heinz Co.	10,058
168	Walgreens Boots Alliance, Inc.	14,226
324	Wal-Mart Stores, Inc.	18,546
84	Whole Foods Market, Inc.	2,517
		753,180
Energy — 3.8%
146	Anadarko Petroleum Corp.	9,764
170	Baker Hughes, Inc.	8,956
252	Cabot Oil & Gas Corp.	5,471
428	California Resources Corp.	1,729
744	ConocoPhillips	39,693
474	Devon Energy Corp.	19,875
24	Energy Transfer Partners	1,060
120	EOG Resources, Inc.	10,302
356	Helmerich & Payne, Inc.	20,032
468	Hess Corp.	26,306
268	HollyFrontier Corp.	13,124
120	Kinder Morgan, Inc.	3,282
204	Marathon Petroleum Corp.	10,567
104	Pioneer Natural Resources Co.	14,263
304	Schlumberger, Ltd.	23,760
13	Seventy Seven Energy, Inc. †	15
144	The Williams Cos., Inc.	5,679
138	Valero Energy Corp.	9,097
		222,975
Financials — 11.1%
96	ACE, Ltd.	10,900
120	AFLAC, Inc.	7,650
132	Allstate Corp.	8,168
240	American Express Co.	17,583
168	American International Group, Inc.	10,594
90	American Tower Corp.	9,201
78	Ameriprise Financial, Inc.	8,998
324	Apartment Investment and Management Co., Class A	12,698
2,166	Bank of America Corp.	36,345

Shares		Market Value

Common Stocks — (Continued)
Financials — (Continued)
276	Bank of New York Mellon Corp.	$11,495
174	BB&T Corp.	6,464
348	Berkshire Hathaway, Inc., Class B †	47,336
36	BlackRock, Inc.	12,671
138	Capital One Financial Corp.	10,888
144	CBOE Holdings, Inc.	9,654
126	CBRE Group, Inc., Class A †	4,697
294	Charles Schwab Corp.	8,973
84	Chubb Corp.	10,865
570	Citigroup, Inc.	30,307
138	Discover Financial Services	7,758
294	Fifth Third Bancorp	5,601
126	Franklin Resources, Inc.	5,136
114	Goldman Sachs Group, Inc.	21,376
162	Hartford Financial Services Group, Inc.	7,494
228	Host Hotels & Resorts, Inc.	3,951
138	Invesco, Ltd.	4,577
732	J.P. Morgan Chase & Co.	47,031
24	Jones Lang LaSalle, Inc.	4,001
408	KeyCorp	5,067
102	Lincoln National Corp.	5,458
186	Marsh & McLennan Cos., Inc.	10,368
96	McGraw-Hill Cos., Inc.	8,893
228	MetLife, Inc.	11,487
90	Moody’s Corp.	8,654
354	Morgan Stanley	11,671
90	Northern Trust Corp.	6,335
114	PNC Financial Services Group	10,290
132	Prologis, Inc.	5,640
138	Prudential Financial, Inc.	11,385
36	Public Storage, Inc.	8,261
354	Regions Financial Corp.	3,310
222	Safety Insurance Group, Inc.	12,865
66	Simon Property Group, Inc.	13,295
48	SL Green Realty Corp.	5,694
138	State Street Corp.	9,522
144	SunTrust Banks, Inc.	5,979
84	T. Rowe Price Group, Inc.	6,352
102	Travelers Cos., Inc.	11,515
360	U.S. Bancorp	15,185
36	Urban Edge Properties	855
378	Urstadt Biddle Properties, Class A	7,598
72	Vornado Realty Trust	7,240
984	Wells Fargo & Co.	53,274
180	Weyerhaeuser Co.	5,279
37	WP GLIMCHER, Inc.	430
		644,314
Health Care — 22.1%
311	Abbott Laboratories	13,933
311	AbbVie, Inc.	18,520
102	Aetna, Inc.	11,708
102	Agilent Technologies, Inc.	3,852
41	Alexion Pharmaceuticals, Inc. †	7,216
34	Allergan PLC †	10,488

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington US Equity Rotation Strategy ETF	(Unaudited) (Continued)

Shares		Market Value

Common Stocks — (Continued)
Health Care — (Continued)
150	Amgen, Inc.	$23,727
78	Anthem, Inc.	10,854
128	Baxalta, Inc.	4,411
128	Baxter International, Inc.	4,786
204	Becton, Dickinson & Co.	29,074
194	Biogen Idec, Inc. †	56,358
345	Bristol-Myers Squibb Co.	22,753
174	Celgene Corp. †	21,352
636	Cerner Corp. †	42,160
190	Cooper Cos., Inc.	28,948
798	CryoLife, Inc.	8,411
60	DaVita, Inc. †	4,651
529	Edwards Lifesciences Corp. †	83,131
246	Eli Lilly & Co.	20,066
162	Express Scripts Holding Co. †	13,994
186	Gilead Sciences, Inc.	20,112
12	Halyard Health, Inc. †	356
312	Henry Schein, Inc. †	47,334
180	Hologic, Inc. †	6,995
417	Humana, Inc.	74,488
948	IDEXX Laboratories, Inc. †	65,051
120	Intuitive Surgical, Inc. †	59,592
582	Johnson & Johnson	58,800
20	Laboratory Corp. of America Holdings †	2,455
18	Mallinckrodt PLC †	1,182
330	McKesson Corp.	59,003
343	Medtronic PLC	25,355
547	Merck & Co., Inc.	29,899
208	Mettler-Toledo International, Inc. †	64,686
144	Mylan NV †	6,349
330	Perrigo Co. PLC	52,054
1,227	Pfizer, Inc.	41,497
1,175	Prestige Brands Holdings, Inc. †	57,587
25	Regeneron Pharmaceuticals, Inc. †	13,935
90	St. Jude Medical, Inc.	5,743
90	Stryker Corp.	8,606
403	Thermo Fisher Scientific, Inc.	52,704
696	UnitedHealth Group, Inc.	81,974
54	Vertex Pharmaceuticals, Inc. †	6,736
		1,282,886
Industrials — 6.8%
138	3M Co.	21,695
60	ADT Corp.	1,982
24	Allegiant Travel Co.	4,739
30	Allegion PLC	1,955
79	Ametek, Inc.	4,331
144	Boeing Co.	21,321
60	C.H. Robinson Worldwide, Inc.	4,163
264	CSX Corp.	7,125
60	Cummins, Inc.	6,211
144	Danaher Corp.	13,437
108	Deere & Co.	8,424
156	Eaton Corp. PLC	8,722
66	FedEx Corp.	10,299
72	General Dynamics Corp.	10,698

Shares		Market Value

Common Stocks — (Continued)
Industrials — (Continued)
2,052	General Electric Co.	$59,343
168	Honeywell International, Inc.	17,351
120	Illinois Tool Works, Inc.	11,032
90	Ingersoll-Rand PLC	5,333
90	ITT Corp.	3,562
36	Kansas City Southern Industries, Inc.	2,979
48	Lincoln Electric Holdings, Inc.	2,871
66	Lockheed Martin Corp.	14,509
144	Masco Corp.	4,176
77	Norfolk Southern Corp.	6,162
60	Northrop Grumman Corp.	11,265
24	Now, Inc. †	396
30	Oshkosh Truck Corp.	1,233
114	PACCAR, Inc.	6,002
60	Parker Hannifin Corp.	6,282
31	Pentair PLC	1,734
84	Raytheon Co.	9,862
42	Rockwell Automation, Inc.	4,585
180	Rollins, Inc.	4,828
36	Roper Industries, Inc.	6,709
252	Southwest Airlines Co.	11,665
54	Stanley Black & Decker, Inc.	5,723
90	Textron, Inc.	3,795
16	Topbuild Corp. †	450
120	Tyco International PLC	4,373
161	Union Pacific Corp.	14,386
192	United Parcel Service, Inc., Class B	19,780
168	United Technologies Corp.	16,533
4	Veritiv Corp. †	168
156	Waste Management, Inc.	8,387
60	WestRock Co.	3,226
		393,802
Information Technology — 23.6%
138	Adobe Systems, Inc. †	12,235
66	Akamai Technologies, Inc. †	4,014
174	Alphabet, Inc., Class A †	128,305
42	Alphabet, Inc., Class C †	29,854
120	Altera Corp.	6,306
624	Amphenol Corp., Class A	33,834
1,357	Apple Computer, Inc.	162,161
84	Autodesk, Inc. †	4,636
126	Automatic Data Processing, Inc.	10,961
102	Cardtronics, Inc. †	3,519
42	CDK Global, Inc.	2,091
1,026	Cisco Systems, Inc.	29,599
42	Citrix Systems, Inc. †	3,448
156	Cognizant Technology Solutions Corp. †	10,625
360	Corning, Inc.	6,696
1,404	eBay, Inc. †	39,172
144	Electronic Arts, Inc. †	10,378
390	EMC Corp.	10,226
199	Equinix, Inc.	59,039
28	F5 Networks, Inc. †	3,086
468	Facebook, Inc. †	47,722
900	Fiserv, Inc. †	86,858

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington US Equity Rotation Strategy ETF	(Unaudited) (Continued)

Shares		Market Value

Common Stocks — (Continued)
Information Technology — (Continued)
732	Gartner Group, Inc. †	$66,370
396	Hewlett-Packard Co.	10,676
468	Ingram Micro, Inc., Class A	13,937
942	Intel Corp.	31,897
66	Intuit, Inc.	6,430
726	Jack Henry & Associates, Inc.	56,149
138	Juniper Networks, Inc.	4,332
53	Keysight Technologies, Inc. †	1,753
192	Lam Research Corp.	14,705
492	MasterCard, Inc., Class A	48,703
318	Micron Technology, Inc. †	5,266
1,362	Microsoft Corp.	71,696
96	NetApp, Inc.	3,264
216	NVIDIA Corp.	6,128
690	Oracle Corp.	26,800
24	OSI Systems, Inc. †	2,068
180	Paychex, Inc.	9,284
204	PayPal Holdings, Inc. †	7,346
1,344	PC-Tel, Inc.	7,681
306	Qualcomm, Inc.	18,183
23	Rackspace Hosting, Inc. †	595
606	Red Hat, Inc. †	47,941
102	Rovi Corp. †	933
648	Salesforce.com, Inc. †	50,356
73	SanDisk Corp.	5,621
78	Seagate Technology PLC	2,969
270	Texas Instruments, Inc.	15,314
360	The Ultimate Software Group, Inc. †	73,566
108	Trimble Navigation, Ltd. †	2,457
384	Visa, Inc., Class A	29,791
78	Western Digital Corp.	5,212
450	Xerox Corp.	4,226
276	XO Group, Inc. †	4,176
318	Yahoo!, Inc. †	11,327
		1,371,917
Materials — 1.8%
300	Alcoa, Inc.	2,679
120	CF Industries Holdings, Inc.	6,092
39	Chemours Co.	270
132	Clearwater Paper Corp. †	6,657
60	Cytec Industries, Inc.	4,465
246	Dow Chemical Co.	12,712
198	E.I. Du Pont de Nemours & Co.	12,554
84	Ecolab, Inc.	10,109
66	Hawkins, Inc.	2,735
90	International Paper Co.	3,842
102	Monsanto Co.	9,508
102	Nucor Corp.	4,315
60	PPG Industries, Inc.	6,256
60	Praxair, Inc.	6,665
18	Royal Gold, Inc.	861
102	Sealed Air Corp.	5,010
24	Sherwin-Williams Co.	6,404
72	United States Steel Corp.	841
		101,975

Shares		Market Value

Common Stocks — (Continued)
Telecommunication Services — 1.0%
295	AT&T, Inc.	$9,885
776	Sprint Corp. †	3,670
942	Verizon Communications, Inc.	44,161
		57,716
Utilities — 2.0%
672	American States Water Co.	27,384
186	Edison International	11,257
462	El Paso Electric Co.	17,865
288	Exelon Corp.	8,041
420	New Jersey Resources Corp.	13,306
125	NextEra Energy, Inc.	12,833
144	NRG Energy, Inc.	1,856
78	Sempra Energy	7,988
318	Southern Co.	14,342
		114,872
Total Common Stocks (Cost $4,327,886)		$5,456,137
Exchange-Traded Fund — 2.9%
815	SPDR S&P 500 ETF Trust	169,463
Total Exchange-Traded Fund (Cost $158,175)		$169,463
Total Investments — 96.9% (Cost $4,486,061)		$5,625,600
Other Assets less Liabilities — 3.1%		181,194
Net Assets — 100.0%		$5,806,794
†	Non-income producing security

ETF — Exchange-Traded Fund

SPDR — Standard & Poor’s Depository Receipts

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington EcoLogical Strategy ETF	October 31, 2015 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Market Value
Consumer Discretionary	16.7%
Consumer Staples	9.5%
Financials	14.6%
Health Care	21.3%
Industrials	8.5%
Information Technology	25.0%
Materials	2.3%
Utilities	2.1%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2015, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Market Value

Common Stocks — 95.7%
Consumer Discretionary — 16.0%
722	BorgWarner, Inc.	$30,916
71	Chipotle Mexican Grill, Inc. †	45,456
925	Expedia, Inc.	126,078
2,750	Gildan Activewear, Inc.	79,008
2,845	Lennar Corp., Class A	142,449
1,812	LKQ Corp. †	53,653
2,054	NIKE, Inc., Class B	269,136
1,900	Ross Stores, Inc.	96,102
3,240	Starbucks Corp.	202,727
1,585	TJX Cos., Inc.	116,006
674	V.F. Corp.	45,508
		1,207,039
Consumer Staples — 9.1%
896	Costco Wholesale Corp.	141,676
1,008	CVS Caremark Corp.	99,570
2,334	Hain Celestial Group, Inc. †	116,349
1,800	Hormel Foods Corp.	121,589
1,214	McCormick & Co., Inc.	101,952
2,524	Whitewave Foods Co. †	103,434
		684,570
Financials — 14.0%
1,115	Aon PLC	104,041
448	BlackRock, Inc.	157,682
2,552	CBRE Group, Inc., Class A †	95,139
430	Goldman Sachs Group, Inc.	80,625
5,200	ING Groep N.V. ADR	75,244
1,171	Jones Lang LaSalle, Inc.	195,217
1,900	Marsh & McLennan Cos., Inc.	105,906
1,440	State Street Corp.	99,360
230	T. Rowe Price Group, Inc.	17,393
2,120	The NASDAQ OMX Group, Inc.	122,727
		1,053,334

Shares		Market Value

Common Stocks — (Continued)
Health Care — 20.4%
2,280	Abbott Laboratories	$102,144
282	Becton, Dickinson & Co.	40,191
240	Biogen Idec, Inc. †	69,722
1,520	Cerner Corp. †	100,761
338	Cooper Cos., Inc.	51,498
1,700	Dr. Reddy’s Laboratories, Ltd. ADR	110,143
880	Edwards Lifesciences Corp. †	138,291
757	Gilead Sciences, Inc.	81,855
551	HCA Holdings, Inc. †	37,903
560	Henry Schein, Inc. †	84,958
836	Humana, Inc.	149,335
211	Intuitive Surgical, Inc. †	104,783
1,100	Novartis AG ADR	99,473
1,600	Novo Nordisk A/S ADR	85,088
800	UnitedHealth Group, Inc.	94,224
760	Varian Medical Systems, Inc. †	59,683
2,116	West Pharmaceutical Services, Inc.	126,980
		1,537,032
Industrials — 8.2%
1,600	A.O. Smith Corp.	122,912
1,497	Air Lease Corp.	50,464
900	Carlisle Cos., Inc.	78,300
138	Cummins, Inc.	14,284
1,601	Illinois Tool Works, Inc.	147,196
800	J.B. Hunt Transport Services, Inc.	61,096
1,200	Middleby Corp. †	140,328
		614,580
Information Technology — 23.8%
988	Accenture PLC, Class A	105,914
520	Alphabet, Inc., Class A †	383,442
2,040	Amphenol Corp., Class A	110,609
1,488	Apple Computer, Inc.	177,816
800	ASML Holding NV NYS	74,232

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington EcoLogical Strategy ETF	(Unaudited) (Continued)

Shares		Market Value

Common Stocks — (Continued)
Information Technology — (Continued)
4,238	eBay, Inc. †	$118,240
355	F5 Networks, Inc. †	39,121
911	Facebook, Inc. †	92,895
1,512	Jack Henry & Associates, Inc.	116,938
1,430	MasterCard, Inc., Class A	141,556
2,338	PayPal Holdings, Inc. †	84,191
1,538	Red Hat, Inc. †	121,671
2,200	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	48,312
1,919	Texas Instruments, Inc.	108,846
824	Wex, Inc. †	74,086
		1,797,869
Materials — 2.2%
1,238	Ball Corp.	84,803
696	Ecolab, Inc.	83,764
		168,567
Utilities — 2.0%
827	NextEra Energy, Inc.	84,900
644	Sempra Energy	65,952
		150,852
Total Common Stocks (Cost $5,930,220)		$7,213,843
Total Investments — 95.7% (Cost $5,930,220)		$7,213,843
Other Assets less Liabilities — 4.3%		323,887
Net Assets — 100.0%		$7,537,730
†	Non-income producing security

ADR — American Depositary Receipt

NYS — New York Shares

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Assets and Liabilities	October 31, 2015 (Unaudited)

	Huntington US Equity Rotation Strategy ETF	Huntington EcoLogical Strategy ETF
Assets:
Investments, at value (Cost $4,486,061 and $5,930,220)	$5,625,600	$7,213,843
Cash	204,660	332,287
Dividends and interest receivable	6,567	4,996
Receivable from Advisor	7,221	21,296
Prepaid expenses	1,336	1,690
Total Assets	5,845,384	7,574,112
Liabilities:
Accrued expenses:
Administration	7,564	8,609
Administrative support fees	6,282	6,672
Compliance services	42	4
Custodian	5,727	985
Fund accounting	745	91
Trustee	153	10
Other	18,077	20,011
Total Liabilities	38,590	36,382
Net Assets	$5,806,794	$7,537,730

Net Assets consist of:
Capital	$4,543,272	$5,748,558
Accumulated net investment income	38,603	6,692
Accumulated net realized gains on investments	85,380	498,857
Net unrealized appreciation on investments	1,139,539	1,283,623
Net Assets	$5,806,794	$7,537,730

Net Assets:	$5,806,794	$7,537,730
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	150,000	200,000
Net Asset Value (offering and redemption price per share):	$38.71	$37.69

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Operations	For the six months ended October 31, 2015 (Unaudited)

	Huntington US Equity Rotation Strategy ETF	Huntington EcoLogical Strategy ETF
Investment Income:
Dividend income (Net of foreign tax withholding of $0 and $89)	$47,710	$36,488
Total Investment Income	47,710	36,488
Expenses:
Advisory fees	17,201	22,756
Administration fees	43,334	57,214
Administrative support fees	16,469	20,206
Compliance services fees	454	560
Custodian fees	4,782	1,475
Fund accounting fees	4,132	818
Legal and audit fees	15,945	20,231
Printing fees	6,038	7,798
Trustee fees	1,404	1,758
Other fees	16,958	18,933
Total Expenses before fee reductions	126,717	151,749
Expenses contractually waived or reimbursed by the Advisor	(99,554)	(115,839)
Total Net Expenses	27,163	35,910
Net Investment Income	20,547	578
Realized and Unrealized Gains (Losses) on Investments:
Net realized gains on investments	46,827	98,819
Net realized gains on in-kind redemptions of investments	—	204,176
Change in unrealized appreciation/depreciation on investments	46,035	(189,851)
Net Realized and Unrealized Gains (Losses) on Investments	92,862	113,144
Change in Net Assets Resulting From Operations	$113,409	$113,722

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Changes in Net Assets

	Huntington US Equity Rotation Strategy ETF		Huntington EcoLogical Strategy ETF
	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015
From Investment Activities:
Operations:
Net investment income	$20,547	$53,877	$578	$20,470
Net realized gains on investments and in-kind redemptions	46,827	2,487,858	302,995	2,765,797
Change in unrealized appreciation/depreciation on investments	46,035	(999,601)	(189,851)	(1,859,757)
Change in net assets resulting from operations	113,409	1,542,134	113,722	926,510
Distributions to Shareholders From:
Net investment income	—	(59,668)	—	(19,733)
Net realized gains on investments	—	(405,799)	—	(98,077)
Change in net assets from distributions	—	(465,467)	—	(117,810)
Capital Transactions:
Proceeds from shares issued	—	880,173	—	—
Cost of shares redeemed	—	(8,570,446)	(934,152)	(9,962,873)
Change in net assets from capital transactions	—	(7,690,273)	(934,152)	(9,962,873)
Change in net assets	113,409	(6,613,606)	(820,430)	(9,154,173)
Net Assets:
Beginning of period	5,693,385	12,306,991	8,358,160	17,512,333
End of period	$5,806,794	$5,693,385	$7,537,730	$8,358,160

Accumulated net investment income	$38,603	$18,056	$6,692	$6,114
Share Transactions:
Issued	—	25,000	—	—
Redeemed	—	(225,001)	(25,000)	(278,999)
Change in shares	—	(200,001)	(25,000)	(278,999)

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

[THIS PAGE INTENTIONALLY LEFT BLANK]

Financial Highlights	Huntington Strategy Shares

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment activities	Distributions from net investment income	Distributions from net realized gains from investment transactions	Total distributions	Net Asset Value, end of period
Huntington US Equity Rotation Strategy ETF
Six Months ended October 31, 2015 (Unaudited)	$37.96	0.14	0.61	0.75	—	—	—	$38.71
Year Ended April 30, 2015	$35.16	0.25	4.41	4.66	(0.24)	(1.62)	(1.86)	$37.96
Year Ended April 30, 2014	$29.63	0.18	5.80	5.98	(0.19)	(0.26)	(0.45)	$35.16
July 23, 2012(f) through April 30,2013	$25.00	0.17	4.59	4.76	(0.13)	—	(0.13)	$29.63
Huntington EcoLogical Stragety ETF
Six Months ended October 31, 2015 (Unaudited)	$37.15	0.01	0.53	0.54	—	—	—	$37.69
Year Ended April 30, 2015	$34.75	0.10	2.77	2.87	(0.08)	(0.39)	(0.47)	$37.15
Year Ended April 30, 2014	$29.42	0.06	5.62	5.68	(0.07)	(0.28)	(0.35)	$34.75
June 18, 2012(f) through April 30, 2013	$25.00	0.13	4.42	4.55	(0.13)	—	(0.13)	$29.42
(a)	Not annualized for periods less than one year.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(d)	Annualized for periods less than one year.
(e)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Commencement of operations.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Total return(a)(b)	Total return at market(a)(c)	Ratio of Net Expenses to Average Net Assets(d)	Ratio of Gross Expenses to Average Net Assets(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Net Assets at end of period (000’s)	Portfolio turnover(a)

1.98%	0.97%	0.95%	4.43%	0.72%	$5,807	8%
13.26%	14.68%	0.95%	2.86%	0.51%	$5,693	16%
20.19%	18.79%	0.95%	2.26%	0.53%	$12,307	39%
19.11%	19.19%	0.95%	4.42%	0.82%	$11,113	13%

1.45%	0.35%	0.95%	4.01%	0.02%	$7,538	25%
8.26%	10.19%	0.95%	2.79%	0.19%	$8,358	54%
19.31%	17.61%	0.95%	2.08%	0.21%	$17,512	10%
18.27%	18.47%	0.95%	4.21%	0.63%	$9,679	16%

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Notes to Financial Statements

October 31, 2015 (Unaudited)

(1)	Organization

Huntington Strategy Shares (the “Trust”) was organized on September 1, 2010 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company and thus, is determined to be an investment company for accounting purposes. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust offers its Shares in two separate series: Huntington US Equity Rotation Strategy ETF (the “US Equity Rotation Strategy ETF”) and Huntington EcoLogical Strategy ETF (the “EcoLogical Strategy ETF”) (individually referred to as a “Fund”, or collectively as the “Funds.”). Each Fund is an actively-managed exchange-traded fund. The investment objective of each Fund is to seek capital appreciation, and the Funds do not seek to replicate a specified index. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Shares of each of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Under the Trust’s organizational documents, its officers and Board of Trustees (“the Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.	Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services, in accordance with procedures adopted by the Trust’s Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1—Quoted prices in active markets for identical assets.
•	Level 2—Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3—Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by a security pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

The following table provides the fair value measurement as of October 31, 2015, while the breakdown, by category, of common stocks is disclosed in the Portfolio of Investments for each Fund.

	Level 1	Total Investments
US Equity Rotation Strategy ETF
Common Stocks(1)	$5,456,137	$5,456,137
Exchange-Traded Fund	169,463	169,463

Total Investments	$5,625,600	$5,625,600

EcoLogical Strategy ETF
Common Stocks(1)	$7,213,843	$7,213,843

Total Investments	$7,213,843	$7,213,843

(1)	Please see the Portfolio of Investments for industry classifications.

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, or 3 for the period ended October 31, 2015. As of October 31, 2015, no securities were categorized as Level 2 or Level 3.

B.	Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date.

C.	Dividends and Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains are determined in accordance with the federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

Temporary differences are primarily due to return of capital from investments.

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

D.	Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among both Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. The Trust may share expenses with The Huntington Funds, another open-end management investment company managed by Huntington Asset Advisors, Inc. (the “Advisor”). Those expenses that are shared are allocated proportionally among each of the Trusts or on another reasonable basis.

(3)	Investment Advisory and Other Contractual Services

A.	Investment Advisory Fees

The Advisor, a wholly-owned subsidiary of The Huntington National Bank (“Huntington”), serves as the Funds’ investment advisor. Huntington is a direct wholly-owned subsidiary of Huntington Bancshares Incorporated. The Advisor receives a fee for its services, computed daily and paid monthly, of 0.60% of each Fund’s average daily net assets.

The Advisor has contractually agreed to reduce its fees and/or reimburse each Fund’s expenses (excluding interest, taxes, brokerage commissions, acquired fund

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

fees and expenses, and extraordinary expenses) in order to limit total annual fund operating expenses after fee waivers and expense reimbursement to 0.95% of each Fund’s average annual daily net assets (“Expense Cap”). The Expense Cap will remain in effect until at least August 31, 2016. The Expense Cap may be terminated earlier only upon the approval of the Board. The Advisor may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

As of October 31, 2015, the Advisor may recoup amounts from the Funds as follows:

	Expires 4/30/16	Expires 4/30/17	Expires 4/30/18	Expires 4/30/19	Total
US Equity Rotation Strategy ETF	$202,689	$154,843	$202,715	$99,554	$659,801
EcoLogical Strategy ETF	219,439	171,029	202,369	115,839	708,676

B.	Administration, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. (“Citi”) provides financial administration, transfer agency and portfolio accounting services to the Trust. Citi performs certain services on behalf of the Trust including but not limited to: (1) preparing and filing the Trust’s periodic financial reports on forms prescribed by the Securities and Exchange Commission (“SEC”); (2) calculating Fund expenses and making required disbursements; (3) calculating Fund performance data; and (4) providing certain compliance support services. As portfolio accountant, Citi maintains certain financial records of the Trust and provides accounting services to each Fund which includes the daily calculation of each Fund’s NAV. Citi also performs certain other services on behalf of the Trust including providing financial information for the Trust’s federal and state tax returns and financial reports required to be filed with the SEC. For these services, each Fund pays Citi a fee accrued daily and paid monthly based on a percentage of each Fund’s average net assets, subject to a minimum annual fee. The fees are as follows:

—0.04% of the first $500 million in aggregate net assets of the Funds;

—0.035% of the aggregate net assets of the next $500 million; and

—0.02% of the aggregate net assets in excess of $1 billion

The asset based fees are subject to an annual minimum, allocated among the Funds, equal to the number of Funds multiplied by $100,000 with the period commencing with the Effective Date through the end of the Initial Term.

Pursuant to an Exchange-Traded Fund Services Agreement with the Trust, Huntington Asset Services, Inc. (“HASI”) maintains the corporate records of the Trust,

including minutes of meetings of the Board, and provides administrative support services in connection with updates to the Trust’s registration statement. HASI is a wholly-owned subsidiary of Huntington Bancshares Incorporated. Under the agreement, The Trust will pay HASI a fee of $70,000, allocated among the Funds, for services provided.

C.	Distribution and Shareholder Services Fees

SEI Investments Distribution Co. (the “Distributor”) is the principal underwriter and distributor of each Fund’s Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor. The Trust has adopted but has yet to implement a Rule 12b-1 Distribution Plan (the “Plan”). The Plan is designed to compensate or reimburse financial intermediaries (including the Distributor, the Advisor, and their affiliates) for activities principally intended to result in the sale of Fund shares, such as advertising and marketing of shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. In accordance with the Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Funds. Pursuant to the Plan, the Funds may pay a 12b-1 fee not to exceed 0.25% per year of each Fund’s average daily net assets. No 12b-1 fee is currently paid by the Funds and the Board has not approved any payments under the Plan.

D.	Custodian Fees

Citibank, N.A (the “Custodian”), an affiliate of Citi, serves as custodian for each Fund and safeguards and holds the Fund’s cash and securities, settles each Fund’s securities transactions and collects income on Fund investments. The Custodian receives fees based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

E.	Compliance Services

The Trust has contracted with HASI to provide a Chief Compliance Officer to the Trust, for which it pays an annual fee of $2,000, allocated among the Funds.

F.	General

Certain officers of the Trust are officers, directors and/or trustees of the above companies.

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

(4)	Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2015 were as follows:

	Purchases	Sales
US Equity Rotation Strategy ETF	$518,658	$536,495
EcoLogical Strategy ETF	1,825,802	1,776,360

Purchases and sales of in-kind transactions for the period ended October 31, 2015 were as follows:

	Purchases	Sales
US Equity Rotation Strategy ETF	$—	$—
EcoLogical Strategy ETF	—	889,826

During the period, there were no transactions of long-term government securities.

(5)	Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard charge and maximum transaction fee for the US Equity Rotation Strategy ETF and the EcoLogical Strategy ETF are $250 and $1,000, respectively.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

During the period ended October 31, 2015, the Funds

delivered securities in exchange for the redemption of

capital shares (redemptions-in-kind). Securities and cash were transferred in exchange for capital share redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each redemption-in-kind transaction.

For the period ended October 31, 2015, the fair value of securities transferred for redemptions-in-kind and the net realized gains and losses recorded in connection with the transactions were as follows:

	Fair Value	Net Realized Gains/(Losses)
US Equity Rotation Strategy ETF	$—	$—
EcoLogical Strategy ETF	889,826	204,176

(6)	Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

As of October 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
US Equity Rotation Strategy ETF	$4,500,772	$1,221,104	$96,276	$1,124,828
EcoLogical Strategy ETF	5,930,220	1,432,201	148,578	1,283,623

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to non-taxable distributions and mergers of underlying investments.

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

The tax character of distributions paid during the fiscal year ended April 30, 2015 was as follows:

	Distributions paid from
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
US Equity Rotation Strategy ETF	$277,901	$187,566	$465,467	$465,467
EcoLogical Strategy ETF	67,417	50,393	117,810	117,810

As of April 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings (Deficit)
US Equity Rotation Strategy ETF	$32,767	$50,513	$83,280	$(11,960)	$1,078,792	$1,150,112
EcoLogical Strategy ETF	6,114	195,862	201,976	—	1,473,474	1,675,450

Under current tax law, capital losses realized after October 31 and ordinary losses realized after December 31 of the Funds’ fiscal period may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Fund had deferred post-October capital losses, which will be treated as arising on the first business day of the fiscal year ending April 30, 2016.

Post-October Loss
US Equity Rotation Strategy ETF	$11,960

(7)	Investment Risks

ETF	Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following additional risks: (1) the market price of a Fund’s shares may trade above or below their NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Ecological	Investment Risk

The EcoLogical Strategy ETF’s ecological investment criteria could cause it to underperform funds that do not maintain ecological investment criteria. In order to comply with its ecological investment criteria, the EcoLogical Strategy ETF may be required to forego advantageous investment opportunities or sell investments at inappropriate times. The EcoLogical Strategy ETF’s ecological investment criteria may result in the EcoLogical Strategy ETF investing in industry sectors that are not performing as well as others.

(8)	Subsequent Events

On September 3, 2015, Huntington Bancshares Inc. entered into an agreement to sell the Advisor to Catalyst Capital Advisors, LLC. In connection with the sale, the Advisor will be renamed Rational Advisors, Inc. Further, subsequent to the period end, on November 13, 2015, Huntington Bancshares Inc. entered into an agreement to sell HASI to Ultimus Fund Solutions, LLC. Both sales are expected to close by the end of December 2015, subject to customary closing conditions. Management has determined that there were no additional items requiring additional disclosure as of October 31, 2015.

Semi-Annual Shareholder Report

Additional Information

BOARD OF TRUSTEES’ CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT FOR THE HUNTINGTON US EQUITY ROTATION STRATEGY ETF AND HUNTINGTON ECOLOGICAL STRATEGY ETF (the “Funds”)

The Board of Trustees is responsible for determining whether to approve the Funds’ investment advisory agreement. At a meeting held on August 20, 2015, the Board unanimously approved the investment advisory agreement between Huntington Asset Advisors, Inc. (the “Advisor”) and the Funds (the “Advisory Agreement”). Pursuant to the Advisory Agreement between the Advisor and the Funds, the Advisor provides advisory services to the Funds.

During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the Advisory Agreement, the Board, including a majority of the independent Trustees, considered many factors, the most significant of which were: (1) the nature of the services provided to the Funds by the Advisor in relation to the advisory fees; (2) the individual performance of the Funds; (3) the Advisor’s costs and the profits realized through providing the Funds with advisory services; (4) whether the Advisor has realized or may realize economies of scale in providing services to the Funds and if these economies are shared with the Funds; and (5) a comparison of the fees and performance of comparable funds.

Nature, Extent and Quality of Services in Relation to the Advisory Fees—In considering the nature, extent and quality of the services provided by the Advisor, the Board reviewed information relating to the Advisor’s operations and personnel. Among other things, the Advisor provided descriptions of its organizational and management structure, biographical information on its supervisory and portfolio management staff on a fund-by-fund basis, and financial information. The Advisor also provided a presentation of its past and current initiatives. The Trustees also took into account the financial condition of the Advisor with respect to its ability to provide the services required under the Advisory Agreement. The Board determined that the nature, extent and quality of the services provided by the Advisor, in relation to the advisory fees, were acceptable.

Individual Performance of the Funds—The Board reviewed each Fund’s short-term and long-term performance records and the Advisor’s management styles in relation to comparable funds and appropriate benchmarks. The Board noted that it reviews detailed information about each Fund’s performance on a quarterly basis. The Board also reviewed various comparative data for the Funds provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, each Fund’s performance compared to similar funds based on information provided by Lipper Inc. (“Lipper”) for the one-year period ending May 31, 2015, as well as each Fund’s performance compared to its benchmark index for the one-year period ending May 31, 2015.

Advisor’s Costs and the Profits Realized Through Providing the Fund With Advisory Services—In considering the reasonableness of the advisory fees, the Board reviewed information provided by the Advisor setting forth all revenues and other benefits, both direct and indirect, received by the Advisor and its affiliates attributable to managing the Funds, the cost of providing such services and the resulting profitability to the Advisor and its affiliates from these relationships.

The Board took into consideration the Advisor’s agreement with the Trust with respect to each Fund to waive all or a portion of its advisory fee in order to limit each Fund’s total annual operating expenses through August 31, 2016. The Board noted that the Advisor waived all advisory fees for the period considered with respect to the Funds.

Economies of Scale in Providing Services to the Funds and Whether These Economies Are Shared With the Funds—The Board considered the effect of each Fund’s growth and size on its performance and fees. The Board further noted that certain administration fees charged to the Funds included fee breakpoints.

Semi-Annual Shareholder Report

Additional Information (Continued)

Comparison of the Fees and Performance of Comparable Funds—With respect to each Fund’s performance and fees, the Board considered comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board used Lipper peer group information provided by Strategic Insight, Inc. with respect to comparable fee and performance analysis for each of the Funds. The data for the fee and performance analysis was generated on an aggregate portfolio level since not all funds offer the same types of share classes. The Board noted that the Advisor does not provide services to other accounts. The Board also considered updated fee and expense information from management which reflected the impact of certain waivers and reimbursements.

Other Considerations—In addition to the detailed review of the individual Funds below and among other data considered, the Board also requests and receives substantial and detailed information about the Funds and the Advisor on a regular basis. The Advisor provides much of this information at each regular meeting of the Board and furnishes additional reports in connection with the Board’s formal review of the Advisory Agreement. The Board may also receive information between regular meetings relating to particular matters as the need arises. The Board’s evaluation of the Advisory Agreement is informed by reports covering such matters as: the Advisor’s investment philosophy, personnel, and processes; operating strategies; each Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitive funds and/or other benchmarks, as appropriate) and comments on reasons for performance. The Board also considered reports concerning each Fund’s expenses (including the advisory fee itself and the overall expense structure of each Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Funds by the Advisor and its affiliates; compliance and audit reports concerning the Funds (including communications from regulatory agencies), as well as the Advisor’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Funds and the Advisor are responding to them. In the course of their deliberations regarding the Advisory Agreements, the Board also evaluated, among other things, the Advisor’s ability to supervise the Funds’ other service providers and its compliance program.

The Board based its decision to approve the Advisory Agreement on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to the Funds, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board’s decision to approve the Advisory Agreement reflects its determination that the Advisor’s performance and actions provide an acceptable basis to support the decision to continue the existing arrangements.

While attention was given to all information furnished, the following discusses the primary factors relevant to the Board’s decisions. The Board concluded that the Funds’ advisory and total fees were reasonable in light of the quality and nature of services provided by the Advisor and its affiliates.

Huntington US Equity Rotation Strategy ETF

Among other data considered, the Board noted that the Fund outperformed the average and median of its Lipper peer group for the one-year period ended May 31, 2015. The Board also noted that the Fund outperformed its benchmark for the one-year period ended May 31, 2015. The Board also noted that the Fund’s combined advisory/administrative fee is above the average and median of its Lipper peer group and its total net fees are below the average and median of its Lipper peer group. The Board took into consideration the Advisor’s agreement to waive all or a portion of its advisory fee and/or to reimburse operating expenses of the Fund. The Board took into account management’s discussion of the Fund’s performance, including the impact of market conditions, as well as management’s plans with respect to the Fund.

Semi-Annual Shareholder Report

Additional Information (Continued)

Huntington EcoLogical Strategy ETF

Among other data considered, the Board noted that the Fund outperformed the average and median of its Lipper peer group for the one-year period ended May 31, 2015. The Board also noted that the Fund underperformed its benchmark for the one-year period ended May 31, 2015. The Board also noted that the Fund’s combined advisory/administrative fee is above the average and median of its Lipper peer group and its total net fees are below the average and equal to the median of its Lipper peer group. The Board took into consideration the Advisor’s agreement to waive all or a portion of its advisory fee and/or to reimburse operating expenses of the Fund. The Board took into account management’s discussion of the Fund’s performance, including the impact of market conditions, as well as management’s plans with respect to the Fund.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-855-HSS-ETFS or 1-855-477-3837 or at www.huntingtonstrategyshares.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-Q. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (call 1-202-551-8090 for information on the operation of the Public Reference Room.) You may also access this information at www.huntingtonstrategyshares.com by selecting “Form N-Q”.

Huntington Asset Advisors, Inc., a wholly-owned subsidiary of The Huntington National Bank, is the Investment Advisor of Huntington Strategy Shares. Huntington Asset Services, Inc. maintains corporate records of the Funds, and is affiliated with Huntington Bancshares Incorporated. SEI Investments Distribution Company is the principal underwriter and distributor of each Fund’s shares.

Exchange-traded funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in exchange-traded funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Cusip 446698102	Cusip 446698201

Huntington Strategy Shares Shareholder Services: 1-855-477-3837

Item 2.	Code of Ethics.

Not applicable – only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a) The schedules of investments are included as part of the report to shareholders filed under Item 1of this form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable - only for annual reports.

(a)(2)	Separate certifications by the Registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

(a)(3)	Not applicable.

(b)	A certification by the Registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Huntington Strategy Shares

By (Signature and Title)	/s/ Lisa Householder
Lisa Householder, Chief Executive Officer

Date December 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Lisa Householder
Lisa Householder, Chief Executive Officer

Date December 24, 2015

By (Signature and Title)	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer

Date December 24, 2015